Unaudited Interim Condensed Statements of Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Research and development expenses	$ 3,270	$ 4,022
Sales and marketing expenses	349	398
General and administrative expenses	2,182	2,089
Other expenses	5	4
Operating loss	5,806	6,513
Interest income from deposits	(83)	(191)
Finance expenses (income), net	517	(138)
Loss before tax	6,240	6,184
Taxes on income
Total comprehensive and net loss	$ 6,240	$ 6,184
Net loss per ordinary share, basic (in Dollars per share)	$ (0.38)	$ (0.53)
Weighted average number of ordinary shares (in Shares)	16,628,582	11,692,017